Other Payables and Accruals	12 Months Ended
Dec. 31, 2020
Other Payables And Accruals [Abstract]
Other payables and accruals

25. Other payables and accruals

	December 31, 2020	December 31, 2019
	RMB’000	RMB’000
Accruals	11,018	12,925
Other payables	46,210	72,339
Payable to database suppliers	2,189	3,415
Interest payables	7,704	1,701
Total other payables and accruals	67,121	90,380
Current	67,121	58,680
Non-current	—	31,700

Other payables are non‑interest bearing and normally settled within one year, except for a loan from a third party amounting to RMB31,700,000 as at December 31, 2019 was unsecured, interest-free and repayable after one year. The non-current loan payable as at December 31, 2019 was derecognised during the year ended December 31, 2020. Detail of the derecognition was disclosed in Note 17 of these consolidated financial statements.